Share-Based Payment - Summary of Restricted Stock Units Activity (Details) (Parenthetical) - shares	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2018
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of restricted shares granted	1,700,000	658,056